                                                                                          Registration No. 33-33799
                                                                                                  File No. 811-6001

                                         SECURITIES AND EXCHANGE COMMISSION
                                                WASHINGTON, DC. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

         PRE-EFFECTIVE AMENDMENT NO. ___                                          /   /

         POST-EFFECTIVE AMENDMENT NO. 20                                          / X /

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /

         Amendment No. 21                                                                        / X /

                                       OPPENHEIMER GLOBAL GROWTH & INCOME FUND
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                                 (Exact Name of Registrant as Specified in Charter)

                                     6803 South Tucson Way, Englewood, CO 80112
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                                      (Address of Principal Executive Offices)

                                                    303.768.3200
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                                           (Registrant's Telephone Number)

                                                Robert G. Zack, Esq.
                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018

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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ x ]    On January 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ____________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
         [   ]    This  post-effective   amendment   designates  a  new  effective  date  for  a  previously  filed post-effective amendment.